REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital, Actual Amount	$ 65,917	$ 58,931
Capital to Risk Weighted Assets, Actual Ratio	16.24%	13.14%
Capital Required for Capital Adequacy, Amount	32,584	35,868
Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	8.00%	8.00%
Capital Required to be Well Capitalized, Amount	46,840	51,560
Capital Required to be Well Capitalized to Risk Weighted Assets, Ratio	11.50%	11.50%
Tier One Risk Based Capital, Actual Amount	60,791	53,272
Tier One Risk Based Capital to Risk Weighted Assets, Actual Ratio	14.98%	11.88%
Tier One Risk Based Capital Required for Capital Adequacy, Amount	16,294	17,934
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized, Amount	32,588	35,868
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets, Ratio	8.00%	8.00%
Tier One Leverage Capital, Actual Amount	60,791	53,272
Tier One Leverage Capital to Average Assets, Actual Ratio	10.52%	8.87%
Tier One Leverage Capital Required for Capital Adequacy, Amount	22,995	24,033
Tier One Leverage Capital Required for Capital Adequacy to Average Assets, Ratio	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized, Amount	57,489	48,066
Tier One Leverage Capital Required to be Well Capitalized to Average Assets, Ratio	8.00%	8.00%
Subsidiaries [Member]
Capital, Actual Amount	67,443	60,600
Capital to Risk Weighted Assets, Actual Ratio	16.60%	13.49%
Capital Required for Capital Adequacy, Amount	32,175	35,947
Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	8.00%	8.00%
Tier One Risk Based Capital, Actual Amount	62,229	54,929
Tier One Risk Based Capital to Risk Weighted Assets, Actual Ratio	15.34%	12.22%
Tier One Risk Based Capital Required for Capital Adequacy, Amount	16,359	17,973
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets, Ratio	4.00%	4.00%
Tier One Leverage Capital, Actual Amount	62,229	54,929
Tier One Leverage Capital to Average Assets, Actual Ratio	10.78%	9.14%
Tier One Leverage Capital Required for Capital Adequacy, Amount	$ 23,013	$ 24,033
Tier One Leverage Capital Required for Capital Adequacy to Average Assets, Ratio	4.00%	4.00%